Non-adjusting events after the financial year end	12 Months Ended
Dec. 31, 2017
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Non-adjusting events after the financial year end
56	Non-adjusting events after the financial year end

(a)	On March 26, 2018, the Directors of the Company proposed a final dividend in respect of the year ended December 31, 2017. Further details are disclosed in Note 48(b).

(b)	On June 26, 2017, the Company entered into the A Share Subscription Agreement with CSAH, pursuant to which the Company is to issue not more than 1,800,000,000 (inclusive) new A Shares to not more than 10 specific investors (including CSAH) (“the A Share Issuance”). The total funds to be raised from the A Share Issuance will be not more than RMB9,500 million (inclusive). CSAH will subscribe for no less than 31% of the new A Shares, the consideration of which shall be satisfied by transfer of assets and cash. In the meantime, the Company entered into the H Share Subscription Agreement with Nan Lung (a wholly-owned subsidiary of CSAH), pursuant to which the Company is to issue not more than 600,925,925 (inclusive and adjusted) new H shares at the subscription price of HK$6.156 per H Share (“the H Share Issuance”). The total funds to be raised from the H Share Issuance will be not more than HKD3,699 million (inclusive). The consideration will be satisfied by cash. Both of the A Share Issuance and the H Share Issuance were approved by the Extraordinary General Meeting and the respective Class Meetings on November 8, 2017. On March 12, 2018, the H Share Issuance was approved by China Securities Regulatory Commission. The A Share Issuance and the H Share Issuance are inter-conditional upon each other, and the Company shall obtain all of the approvals required under the applicable laws and regulations before issuance.

(c)	On March 21, 2018, Xiamen Airlines, a subsidiary of the Company, entered into an agreement with Boeing Company to purchase 20 Boeing B373-8 aircraft and 10 Boeing B737-10 aircraft, which are scheduled for delivery from 2019 to 2022. According the information provided in the market, the total catalogue price for the aircraft is around USD$3.24 billion.